UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2016

Item 1. Report to Stockholders.

TCM SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT

TCM Small Cap Growth Fund

March 31, 2016

TCM SMALL CAP GROWTH FUND

Table of Contents

Performance Discussion	2

Performance	6

Fund Information	7

Schedule of Investments	8

Fund Expense Example	11

Statement of Assets and Liabilities	13

Statement of Operations	14

Statements of Changes in Net Assets	15

Financial Highlights	16

Notes to Financial Statements	17

Additional Information	23

Privacy Notice	24

  TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited)

May 25, 2016

Dear Fellow Shareholder:

Thank you for your investment in the TCM Small Cap Growth Fund (the “Fund”).  This is the semi-annual report to shareholders of the Fund, covering the six months ended March 31, 2016, which is the first half of the Fund’s fiscal year.  The report includes a discussion of the factors that impacted the performance of the Fund for the period, as well as information on Fund expenses and holdings.

Performance Overview.  The performance of the Small Cap Fund for the following periods was:

			6 Months
	4Q 2015	1Q 2016	ended 3/31/2016
Small Cap Fund	1.15%	-3.52%	-2.41%
Russell 2000® Growth	4.32%	-4.68%	-0.57%
Lipper Small Cap Growth Average	2.84%	-4.79%	-2.10%

Performance Attribution – Six Months Ended March 31, 2016.  Below is a summary of performance attribution for the past two quarters.

Fourth Quarter 2015.  In the fourth quarter of 2015, equity markets generally returned to positive territory after a very difficult third quarter.  Small cap stocks lagged the larger cap stocks for the period and growth stocks ended up outperforming value stocks for both the fourth quarter and 2015.  The top performing sectors in the Russell 2000® Growth Index, the Fund’s benchmark, were healthcare, technology, materials and consumer staples.  The bottom performer was once again the energy sector, followed by consumer discretionary stocks.  Industrial and materials stocks that are correlated to the energy sector, however, were impacted by the continuing decline in oil prices.  The strong performance of the healthcare sector was dominated by the performance of the biotechnology and pharmaceuticals industries, which currently account for 57% of all healthcare stocks in that sector.

The underperformance of the Fund relative to the benchmark was entirely attributable to performance in October, and in particular to the portfolio’s healthcare stocks.  The Fund has consistently been underweight biotechnology and overweight the health care services industry, which is in line with our investment strategy that focuses on companies with current earnings and cash flow with sustainable valuations.  And despite the big run that biotech has had over the last few years, we have performed well in healthcare overall due to good stock selection in healthcare services stocks.  However, in October biotech stocks had another strong run, while healthcare services went from outperforming to getting clobbered across the board in the face of profit taking after strong performance that increased valuations.  The triggers for this selling were the very public controversies that

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

erupted over heightened focus on drug pricing, managed care consolidation, Hillary Clinton’s comments on “excess profits”, as well as a waning tailwind from Obamacare related benefits for hospitals and other providers.  These events occurred in what was already a seasonally weak period for demand in healthcare services.  The end result was a difficult month for the Fund versus the index.  We did trim some of our healthcare names, both before and during this correction, due to valuation concerns and because they were facing tougher comparisons against prior outstanding financial results.

The effect of our economic sector weights was close to neutral in the fourth quarter, with the positive effect of our underweight to energy and consumer discretionary being offset by the overweight to industrials and underweight to healthcare.

First Quarter 2016.  The year started out with significant volatility as investors reacted to concerns over the disconnect between the Fed’s intentions to raise interest rates and the rest of the world focusing on monetary easing.  The Russell 2000® Growth Index dropped over 18% by February 10, only to see the market rebound strongly as the Fed signaled that the pace of rate increases would remain data dependent.  Subsequently, the benchmark rose 17% as investors cheered the continuation of easy money and the resulting relief from an ever rising U.S. dollar and the pressure that it was putting on foreign sourced earnings and commodity prices.  Once the dust settled, small cap growth stocks posted negative returns for the quarter of nearly 5%.  Higher quality names were the winners overall for the period, although not the case for the month of March, when all boats were lifted by the powerful rally.  The swings in performance during the quarter by sectors, individual stocks and style factors, such as market cap or quality, were significant.

In small cap stocks, the energy and materials sectors were the losers heading into the February 11 trough and then rebounded sharply to lead the benchmark into the end of the quarter.  Given the relatively small weights of those sectors in the Russell 2000® Growth Index, however, it was healthcare (down -18.3%) that had the largest impact on the benchmark’s performance for the period.  The steep drop in biotech and pharma stocks in the early quarter meltdown was the primary driver of this sector’s quarterly performance as those stocks didn’t experience the same level of recovery as other industries and sectors.  The Fund outperformed the benchmark and the Lipper Small Cap Growth Category Average for the quarter, and the tale of the quarter was strongly outperforming in the down first half of the quarter, and then lagging the strong bounce in the second half.  In the end, stock selection for the period was slightly positive.  The effect of our sector weights during the first quarter was also positive, primarily due to the underweight to healthcare and overweight to industrials.

  TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

Top and Bottom Contributing Stocks.  The top and bottom five contributing stocks to absolute performance for the six months ended March 31, 2016 were:

	Average	Contribution
Top Five	Weight (%)	to Return (%)
Waste Connections, Inc. (solid waste services)	2.42	0.75
Inphi Corp.
(communications semiconductor solutions)	2.04	0.72
Take-Two Interactive Software, Inc.
(interactive entertainment)	2.21	0.62
CACI International, Inc.
(government IT consulting)	1.15	0.39
Coherent, Inc. (industrial lasers)	0.49	0.38

	Average	Contribution
Bottom Five	Weight (%)	to Return (%)
LDR Holding Corporation
(medical devices for spine disorders)	0.57	-0.53
Marketo, Inc.
(cloud-based engagement marketing software)	0.83	-0.45
2U, Inc. (cloud-based software
solutions for nonprofit colleges)	0.07	-0.40
Imprivata, Inc. (access management
technology for healthcare industry)	0.58	-0.39
Integrated Device Technology, Inc.
(mixed signal semiconductors)	1.23	-0.37

We continue, as we have done for over 20 years, to focus on finding relative value within growth companies; companies with strong balance sheets, visible earnings streams that can meet or beat expectations, and whose valuations are, in our opinion, sustainable or have opportunity to expand.  Thank you for your continued confidence and trust in managing your assets.

Sincerely,

Richard J. Johnson	Jeff B. Curtis
Chief Investment Officer	President

TCM SMALL CAP GROWTH FUND

PERFORMANCE DISCUSSION (Unaudited) (Continued)

This material must be preceded or accompanied by a current prospectus.  Please refer to the prospectus for important information about the Fund, including investment objectives, risks and expenses.

Past performance is no guarantee of future results.

This report reflects our views, opinions and portfolio holdings as of March 31, 2016, the end of the reporting period.  These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views.  The views should not be relied on as investment advice or an indication of trading intent on behalf of the Fund.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of funds with similar investment objectives.  The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000® Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company.  One cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Mutual fund investing involves risk, principal loss is possible.  The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater in emerging markets. Growth-oriented funds may underperform when value investing is in favor.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please refer to the Schedule of Investments for a complete listing of Fund holdings.

Quasar Distributors, LLC, Distributor

  TCM SMALL CAP GROWTH FUND

VALUE OF $100,000 VS. RUSSELL 2000® GROWTH INDEX (Unaudited)

Average Annual Returns for the periods ended March 31, 2016

	One	Three	Five	Ten	Since Inception
	Year	Year	Year	Year	(10/1/2004)
TCM Small Cap Growth Fund	-11.02%	10.15%	7.83%	5.16%	8.71%
Russell 2000® Growth Index	-11.84%	7.91%	7.70%	6.00%	7.93%
Lipper Small Cap Growth Average	-12.11%	6.29%	6.39%	5.25%	7.45%

This chart illustrates the performance of a hypothetical $100,000 investment made on

March 31, 2006, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-536-3230.

The Fund imposed a 1.00% redemption fee on shares held for less than 60 days, however, effective January 29, 2016 the 1.00% redemption fee was eliminated. Performance does not reflect the redemption fee. If reflected, total returns would be reduced.

TCM SMALL CAP GROWTH FUND

FUND INFORMATION at March 31, 2016 (Unaudited)

Basic Fund Facts

Ticker Symbol	TCMSX
Inception Date	10/1/04
Total Net Assets	$249 million
Total Operating Expenses*	0.94%

*	Expense Ratio as of most recent prospectus dated January 29, 2016.

Top Ten Holdings (% of net assets)

VCA, Inc.	3.2%	LKQ Corp.	2.2%
Centene Corp.	2.9%	Take-Two Interactive Software, Inc.	2.2%
Waste Connections, Inc.	2.5%	Inphi Corp.	2.0%
Tower Semiconductor Ltd.	2.4%	Dycom Industries, Inc.	1.9%
On Assignment, Inc.	2.3%	Headwaters, Inc.	1.9%

Sector Allocation (% of net assets)

**	Cash equivalents and other assets in excess of liabilities.

  TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 96.8%

Aerospace & Defense - 1.9%
29,896	Cubic Corp.	$1,194,644
40,159	HEICO Corp.	2,414,761
26,281	HEICO Corp. - Class A	1,250,975
		4,860,380

Air Freight & Logistics - 0.1%
56,527	Radiant Logistics, Inc.*	201,801

Auto Components - 1.1%
69,174	Motorcar Parts of
	America, Inc.*	2,627,229

Banks - 3.1%
75,477	Bank of the Ozarks, Inc.	3,167,770
75,332	PrivateBancorp, Inc.	2,907,815
45,910	Webster Financial Corp.	1,648,169
		7,723,754

Biotechnology - 0.1%
17,563	NewLink
	Genetics Corp.*	319,647

Building Products - 3.7%
64,765	Apogee Enterprises, Inc.	2,842,536
76,957	Continental Building
	Products, Inc.*	1,428,322
42,354	Patrick Industries, Inc.*	1,922,448
63,544	Trex Co., Inc.*	3,045,664
		9,238,970

Commercial Services & Supplies - 3.5%
34,056	Healthcare Services
	Group, Inc.	1,253,601
60,130	Knoll, Inc.	1,301,815
96,239	Waste Connections, Inc.	6,216,077
		8,771,493

Communications Equipment - 0.7%
92,275	Ciena Corp.*	1,755,071

Construction & Engineering - 4.4%
74,821	Dycom Industries, Inc.*	4,838,674
78,720	EMCOR Group, Inc.	3,825,792
117,263	MasTec, Inc.*	2,373,403
		11,037,869

Construction Materials - 3.2%
44,233	Eagle Materials, Inc.	3,101,176
240,515	Headwaters, Inc.*	4,771,817
		7,872,993

Containers & Packaging - 1.6%
50,024	AptarGroup, Inc.	3,922,382

Distributors - 2.2%
175,250	LKQ Corp.*	5,595,733

Diversified Telecommunication Services - 0.8%
78,690	Zayo Group
	Holdings, Inc.*	1,907,446

Electrical Equipment - 1.4%
15,979	Acuity Brands, Inc.	3,485,659

Electronic Equipment,
Instruments & Components - 1.6%
20,840	Coherent, Inc.*	1,915,196
67,606	Fabrinet*	2,187,054
		4,102,250

Food & Staples Retailing - 1.3%
16,351	Casey’s General
	Stores, Inc.	1,852,895
46,729	Sprouts Farmers
	Market, Inc.*	1,357,010
		3,209,905

Food Products - 2.7%
77,353	Snyder’s-Lance, Inc.	2,435,072
48,813	Treehouse Foods, Inc.*	4,234,528
		6,669,600

Health Care Equipment & Supplies - 1.4%
55,274	Abaxis, Inc.	2,508,887
48,804	IRadimed Corp.*	935,084
		3,443,971

Health Care Providers & Services - 12.5%
40,644	AmSurg Corp.*	3,032,043
16,571	Athenahealth, Inc.*	2,299,723
118,103	Centene Corp.*	7,271,602
82,555	The Ensign Group, Inc.	1,869,045
126,467	Envision Healthcare
	Holdings, Inc.*	2,579,927

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 96.8% (Continued)

Health Care Providers &
Services - 12.5% (Continued)
79,811	ExamWorks
	Group, Inc.*	$2,359,213
54,915	MEDNAX, Inc.*	3,548,607
139,186	VCA, Inc.*	8,029,640
		30,989,800

Health Care Technology - 1.7%
88,991	Imprivata, Inc.*	1,123,956
41,985	Omnicell, Inc.*	1,170,122
74,648	Veeva Systems, Inc.*	1,869,186
		4,163,264

Hotels, Restaurants & Leisure - 4.8%
38,626	BJ’s Restaurants, Inc.*	1,605,683
22,142	Buffalo Wild Wings, Inc.*	3,279,673
73,559	Chuy’s Holdings, Inc.*	2,285,478
47,646	Fiesta Restaurant
	Group, Inc.*	1,561,836
75,490	Texas Roadhouse, Inc.	3,289,854
		12,022,524

Insurance - 1.6%
74,306	Amerisafe, Inc.	3,904,037

Internet Software & Services - 1.4%
78,327	Envestnet, Inc.*	2,130,494
67,342	Marketo, Inc.*	1,317,883
		3,448,377

IT Services - 7.0%
104,431	Booz Allen Hamilton
	Holding Corp. - Class A	3,162,171
28,190	CACI International, Inc.*	3,007,873
103,538	Cardtronics, Inc.*	3,726,333
118,736	CSRA, Inc.	3,193,998
23,195	MAXIMUS, Inc.	1,220,985
61,449	Syntel, Inc.*	3,068,148
		17,379,508

Life Sciences Tools & Services - 1.7%
26,620	ICON Plc*	1,999,162
37,127	PAREXEL
	International Corp.*	2,328,977
		4,328,139

Machinery - 0.8%
18,347	Middleby Corp.*	1,958,909

Marine - 1.0%
39,957	Kirby Corp.*	2,409,008

Office Electronics - 1.0%
34,979	Zebra
	Technologies Corp.*	2,413,551

Pharmaceuticals - 2.9%
106,982	Heska Corp.*	3,048,987
96,279	Impax Laboratories, Inc.*	3,082,854
22,897	Pacira
	Pharmaceuticals, Inc.*	1,213,083
		7,344,924

Professional Services - 3.1%
15,333	CEB, Inc.	992,505
30,296	Korn/Ferry International	857,074
156,212	On Assignment, Inc.*	5,767,347
		7,616,926

Semiconductors &
Semiconductor Equipment - 13.8%
40,720	Cavium, Inc.*	2,490,435
76,198	CEVA, Inc.*	1,714,455
140,558	DSP Group, Inc.*	1,281,889
22,773	FEI Co.	2,027,025
397,511	FormFactor, Inc.*	2,889,905
151,764	Inphi Corp.*	5,059,812
191,657	Integrated Device
	Technology, Inc.*	3,917,469
97,578	Microsemi Corp.*	3,738,213
47,344	Power Integrations, Inc.	2,351,103
484,992	Tower
	Semiconductor Ltd.*	5,878,103
134,618	Ultratech, Inc.*	2,940,057
		34,288,466

The accompanying notes are an integral part of these financial statements.

  TCM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited) (Continued)

Shares		Value

COMMON STOCKS - 96.8% (Continued)

Software - 4.9%
73,790	CommVault
	Systems, Inc.*	$3,185,514
76,008	Monotype Imaging
	Holdings, Inc.	1,818,111
86,869	RealPage, Inc.*	1,810,350
142,962	Take-Two Interactive
	Software, Inc.*	5,385,379
		12,199,354

Specialty Retail - 1.8%
56,529	Burlington Stores, Inc.*	3,179,191
36,666	Urban Outfitters, Inc.*	1,213,278
		4,392,469

Textiles, Apparel & Luxury Goods - 2.0%
35,479	Columbia Sportswear Co.	2,131,933
11,579	G-III Apparel
	Group Ltd.*	566,097
17,268	Oxford Industries, Inc.	1,160,928
33,761	Steven Madden Ltd.*	1,250,508
		5,109,466

TOTAL COMMON STOCKS
(Cost $216,669,663)		240,714,875

SHORT-TERM INVESTMENTS - 2.9%

Money Market Funds - 2.9%
7,331,629	SEI Daily Income Trust
	Government Fund -
	Class A, 0.131%(1)	7,331,629

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,331,629)		7,331,629

TOTAL INVESTMENTS
IN SECURITIES - 99.7%
(Cost $224,001,292)		248,046,504
Other Assets in Excess
of Liabilities - 0.3%		736,211
TOTAL NET ASSETS - 100.0%		$248,782,715

*	Non-income producing security.
(1)	Seven-day yield as of March 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2016 (Unaudited)

As a shareholder of the TCM Small Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/15 - 3/31/16).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  Effective January 29, 2016 the 1.00% redemption fee was eliminated.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

  TCM SMALL CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended March 31, 2016 (Unaudited) (Continued)

hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/2015	3/31/16	10/1/15 – 3/31/16*
Actual	$1,000.00	$ 975.90	$4.69
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.25	$4.80

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect one-half year period).

TCM SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (cost $224,001,292) (Note 2)	$248,046,504
Receivables:
Investment securities sold	3,480,241
Fund shares sold	2,391,821
Dividends and interest	29,804
Prepaid expenses	13,337
Total assets	253,961,707

LIABILITIES
Payables:
Fund shares redeemed	106,582
Investment securities purchased	4,853,433
Investment advisory fees, net	158,504
Administration fees	24,003
Fund accounting fees	4,557
Custody fees	5,282
Transfer agent fees	4,390
Trustee fees	3,070
Chief Compliance Officer fees	1,339
Other accrued expenses	17,832
Total liabilities	5,178,992
NET ASSETS	$248,782,715
Net Asset Value (unlimited shares authorized):
Net assets	$248,782,715
Shares of beneficial interest issued and outstanding	9,550,428
Net asset value, offering and redemption price per share	$26.05

COMPONENTS OF NET ASSETS
Paid-in capital	$244,196,848
Accumulated net investment loss	(329,886)
Accumulated net realized loss on investments	(19,129,459)
Net unrealized appreciation of investments	24,045,212
Net assets	$248,782,715

The accompanying notes are an integral part of these financial statements.

 TCM SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2016 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$835,943
Interest	2,942
Total investment income	838,885

EXPENSES (Note 3)
Investment advisory fees	988,850
Administration fees	76,694
Fund accounting fees	26,269
Custody fees	16,508
Transfer agent fees	15,576
Audit fees	13,298
Registration fees	10,838
Trustees fees	6,598
Miscellaneous expenses	5,716
Reports to shareholders	5,109
Chief Compliance Officer fees	4,737
Legal fees	2,103
Insurance expenses	1,259
Total expenses	1,173,555
Less: fees waived	(4,784)
Net expenses	1,168,771
Net investment loss	(329,886)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(18,320,844)
Change in net unrealized appreciation on investments	12,307,937
Net realized and unrealized loss on investments	(6,012,907)
Net decrease in net assets resulting from operations	$(6,342,793)

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(329,886)	$(1,176,914)
Net realized gain (loss) on investments	(18,320,844)	38,496,788
Change in net unrealized appreciation
(depreciation) on investments	12,307,937	(20,004,032)
Net increase (decrease) in net assets
resulting from operations	(6,342,793)	17,315,842

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(37,200,174)	(40,173,301)
Total distributions to shareholders	(37,200,174)	(40,173,301)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares(1)	38,106,735	2,637,904
Total decrease in net assets	(5,436,232)	(20,219,555)

NET ASSETS
Beginning of period/year	254,218,947	274,438,502
End of period/year	$248,782,715	$254,218,947
Accumulated net investment loss	$(329,886)	$—

(1)	Summary of share transactions is as follows:

	Six Months Ended
	March 31, 2016		Year Ended
	(Unaudited)		September 30, 2015
	Shares	Value	Shares	Value
Shares sold	825,928	$22,303,367	1,349,228	$45,177,161
Shares issued in
reinvestment
of distributions	1,319,720	37,150,105	1,281,126	40,112,055
Shares redeemed(2)	(795,379)	(21,346,737)	(2,443,816)	(82,651,312)
Net increase	1,350,269	$38,106,735	186,538	$2,637,904

(2)	Net of redemption fees of $363 and $1,267, respectively. Effective January 29, 2016 the 1.00% redemption fee was eliminated.

The accompanying notes are an integral part of these financial statements.

  TCM SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	March 31, 2016		Year Ended September 30,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value,
beginning of period/year	$31.00		$34.25	$39.38	$29.72	$23.03	$24.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(1)	(0.04)		(0.14)	(0.17)	(0.12)	(0.10)	(0.17)
Net realized and unrealized
gain (loss) on investments	(0.37)		1.96	3.91	10.48	6.79	(1.51)
Total from investment
operations	(0.41)		1.82	3.74	10.36	6.69	(1.68)

LESS DISTRIBUTIONS:
From net realized gain	(4.54)		(5.07)	(8.87)	(0.70)	—	—
Total distributions	(4.54)		(5.07)	(8.87)	(0.70)	—	—
Paid-in capital from
redemption fees (Note 2)(2)	—	*	— *	— *	—	— *	— *
Net asset value, end
of period/year	$26.05		$31.00	$34.25	$39.38	$29.72	$23.03
Total return	(2.41	)%†	5.17%	10.09%	35.77%	29.05%	(6.80)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$248.8		$254.2	$274.4	$257.8	$229.3	$380.5
Portfolio turnover rate	71	%†	137%	149%	137%	102%	91%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped	0.95	%^	0.93%	0.92%	0.93%	0.94%	0.91%
After fees waived/recouped	0.95	%^	0.93%	0.92%	0.93%	0.94%	0.91%

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped	(0.27	)%^	(0.41)%	(0.46)%	(0.38)%	(0.34)%	(0.54)%
After fees waived/recouped	(0.27	)%^	(0.41)%	(0.46)%	(0.38)%	(0.34)%	(0.54)%

(1)	Calculated using average shares outstanding method.
(2)	Effective January 29, 2016 the 1.00% redemption fee was eliminated.
*	Less than $0.01 per share.
†	Not annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The TCM Small Cap Growth Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Collection Topic 946 “Financial Services – Investment Companies.” The Fund commenced operations on October 1, 2004.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on U.S. national or foreign securities exchanges, are valued at either the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described earlier in this note, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

  TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2016 (Unaudited) (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2016. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$240,714,875	$—	$—	$240,714,875
Short-Term Investments	7,331,629	—	—	7,331,629
Total Investments
in Securities	$248,046,504	$—	$—	$248,046,504

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.

There were no transfers made into or out of Level 1or 2 as of March 31, 2016.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2016 (Unaudited) (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of September 30, 2015, the Fund did not have any post-October losses or late year losses.

As of September 30, 2015, there were no Capital Loss Carryovers for the Fund.

As of March 31, 2016, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

  TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2016 (Unaudited) (Continued)

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (the “NYSE”) is closed for trading. The offering and redemption price is equal to the Fund’s NAV per share. The Fund charged a 1.00% redemption fee on shares held less than 60 days, however, effective January 29, 2016, the redemption fee was eliminated. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

I.
Recent Accounting Pronouncement. In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2016 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Tygh Capital Management, Inc., (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the six months ended March 31, 2016, is disclosed in the Statement of Operations.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.95% of the Fund’s average daily net assets. The contract’s term is indefinite and may be terminated only by the Board of Trustees. The amount of fees waived by the Advisor for the six months ended March 31, 2016, is disclosed in the Statement of Operations.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment. At March 31, 2016, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $4,784.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Date of Expiration	Amount
September 30, 2019	$4,784

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator, fund accountant and transfer agent.  In those capacities USBFS maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Fund to USBFS for these services for the six months ended March 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of USBFS.

  TCM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS – March 31, 2016 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2016, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $179,104,232 and $172,978,372, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2016.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2016 (estimated) and the year ended September 30, 2015 were as follows:

	March 31, 2016	September 30,2015
From net investment income	$—	$25,969,062
Short-term capital gain	8,309,320	—
Long-term capital gain	28,890,854	14,204,239

As of September 30, 2015, the components of distributable (accumulated) earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$241,492,369
Gross tax unrealized appreciation	29,265,749
Gross tax unrealized depreciation	(18,336,980)
Net tax unrealized appreciation	10,928,769
Undistributed ordinary income	8,309,278
Undistributed long-term capital gain	28,890,787
Total distributable earnings	37,200,065
Net unrealized appreciation on foreign currency transactions	—
Capital loss carryover	—
Post-October capital loss	—
Post-October currency loss	—
Total accumulated gains	$48,128,834

(a)	At September 30, 2015, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum line of credit as of March 31, 2016 for the Fund was $20 million.  Advances are not collateralized by a first lien against the Fund’s assets.  During the six months ended March 31, 2016, the Fund did not utilize its line of credit.  At March 31, 2016, the Fund did not have a loan payable balance.

TCM SMALL CAP GROWTH FUND

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 and on the Fund’s website at www.tyghcap.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ending June 30 is available without charge, upon request, by calling (800) 536-3230 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. If you would like to discontinue householding for your accounts, please call the transfer agent toll free at (800) 536-3230 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.tyghcap.com.

  TCM SMALL CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholder or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from the governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Tygh Capital Management, Inc.
1211 SW Fifth Avenue, Suite 2100
Portland, Oregon  97204

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103-3638

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-800-536-3230

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

TCM Small Cap Growth Fund
Symbol – TCMSX
CUSIP – 742935455

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date     June 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President, Principal Executive Officer

Date     June 1, 2016

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer, Principal Financial Officer

Date     May 27, 2016

* Print the name and title of each signing officer under his or her signature.